Net Loss Per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Net loss attributable to common stockholders	$ (15,299)	$ (6,941)	$ (7,990)	$ (2,391)	$ (22,240)	$ (10,381)	$ (39,671)	$ (30,064)
Weighted-average shares outstanding, basic	101,625,767		12,705,266		58,401,952	12,659,799	25,623,837	24,785,935
Weighted-average shares outstanding, diluted	101,625,767		12,705,266		58,401,952	12,659,799	25,623,837	24,785,935
Net loss per share, basic	$ (0.15)		$ (0.63)		$ (0.38)	$ (0.82)	$ (1.55)	$ (1.21)
Net loss per share, diluted	$ (0.15)		$ (0.63)		$ (0.38)	$ (0.82)	$ (1.55)	$ (1.21)